Notes Payable (Details Narrative) (10-K) - USD ($)				3 Months Ended		12 Months Ended
	Dec. 28, 2017	Dec. 27, 2017	Oct. 17, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Aggregate gross proceeds form common stock					$ 5,823,300	$ 5,823,300
Debt interest rate			10.00%
Payment of notes payable			$ 1,000,000			500,000
Conversion description and warrants description			On September 29, 2017, the Company entered into amendments (the "Amendments") to the October 17, 2016 Secured Convertible Promissory Notes and Warrants to purchase shares of the Company's common stock, pursuant to which, among other things set forth in the Amendments, (1) the exercise price of the Warrants was reduced from $4.13 per share to $2.00 per share, and (2) the conversion price of the Notes was reduced from $4.13 per share to $2.00 per share. Under the Amendments, we paid the Holders an aggregate amount equal to $500,000 (representing 50% of the outstanding principal balance of the Notes) plus all accrued interest on the Notes. In consideration of the foregoing, the Holders agreed to, among other things, extend the payment date of the remaining 50% of the outstanding principal balance of the Notes from October 17, 2017 to the earlier of May 18, 2018 or the closing of our next underwritten public offering of securities in which we raise gross proceeds of at least $3,000,000 (should we elect to commence and close such an offering of securities).
Payments of debt			$ 500,000
Gross proceeds note payable			$ 3,000,000	3,000,000		3,000,000
Convertible debt				$ 100,000		$ 100,000
Common stock issued during period				2,139,126		1,783,938
Debt maturity date				May 18, 2018		May 18, 2018
Holders [Member]
Note payable, principal amount	$ 500,000	$ 500,000
Exercise price of warrants	$ 2.00	$ 2.00
Convertible debt	$ 400,000	$ 400,000
Accrued interest	$ 8,556	$ 8,556
Common stock issued during period	204,278	204,278				56,000
Warrant exercised	56,000	56,000
Maximum [Member]
Exercise price of warrants			$ 4.13
Conversion price per share			4.13
Minimum [Member]
Exercise price of warrants			2.00
Conversion price per share			$ 2.00
Securities Purchase Agreement [Member] | Two Accredited Investors [Member] | Secured Convertible Notes [Member]
Note payable, principal amount			$ 1,000,000
Aggregate gross proceeds form common stock			$ 900,000
Securities Purchase Agreement [Member] | Two Accredited Investors [Member] | Secured Convertible Notes [Member] | Maximum [Member]
Warrant purchase of common stock			80,000